UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number: 028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 3, 2013


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 95


Form 13F Information Table Value Total: $135,718





List of Other Included Managers:





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3642    34261 SH       SOLE                    31335              2926
AT&T Corp.                     COM              00206r102      290     7900 SH       SOLE                     7400               500
Advance Auto Parts             COM              00751y106     2383    28835 SH       SOLE                    27935               900
Alerian MLP ETF                ETF              00162q866      408    23000 SH       SOLE                    21800              1200
Altria Group                   COM              02209S103      508    14762 SH       SOLE                    14587               175
American Express               COM              025816109      474     7025 SH       SOLE                     6675               350
American Int'l Group           COM              026874107      404    10400 SH       SOLE                     9850               550
Ascena Retail Group            COM              04351g101      683    36800 SH       SOLE                    36450               350
BP Plc ADR                     COM              055622104      308     7275 SH       SOLE                     7275
Berkshire Hathaway A           COM              084670108     3594       23 SH       SOLE                       14                 9
Berkshire Hathaway B           COM              084670702     9247    88739 SH       SOLE                    84524              4215
Bristol-Myers Squibb           COM              110122108      263     6375 SH       SOLE                     6375
CH Robinson Worldwide          COM              12541w209      439     7375 SH       SOLE                     7075               300
Cablevision Systems            COM              12686C109     1003    67041 SH       SOLE                    58875              8166
Cimarex Energy Co.             COM              171798101      302     4000 SH       SOLE                     4000
Cintas Corp.                   COM              172908105      880    19940 SH       SOLE                    19940
City National                  COM              178566105      218     3700 SH       SOLE                     3700
Clarcor, Inc.                  COM              179895107      393     7500 SH       SOLE                     7500
Coca-Cola Co.                  COM              191216100     4141   102408 SH       SOLE                   100007              2401
Comcast A SPCL                 COM              20030N200     3605    91002 SH       SOLE                    82500              8502
Costco Wholesale               COM              22160K105     2088    19680 SH       SOLE                    19080               600
DIRECTV                        COM              25490a309     2786    49229 SH       SOLE                    43975              5254
DaVita, Inc.                   COM              23918k108      546     4600 SH       SOLE                     3650               950
Darden Restaurants             COM              237194105      234     4525 SH       SOLE                     4125               400
Devon Energy                   COM              25179M103      878    15565 SH       SOLE                    14915               650
Diageo PLC ADR                 COM              25243Q205     4649    36943 SH       SOLE                    34493              2450
Disney (Walt) Co.              COM              254687106     1132    19925 SH       SOLE                    18825              1100
Dole Food                      COM              256603101      109    10000 SH       SOLE                    10000
Donegal Group A                COM              257701201      229    15000 SH       SOLE                    15000
Dr Pepper Snapple              COM              26138e109     2182    46465 SH       SOLE                    45765               700
Exelon Corp.                   COM              30161n101      965    28000 SH       SOLE                    28000
ExxonMobil Corp.               COM              30231G102     2381    26418 SH       SOLE                    20268              6150
Fastenal Company               COM              311900104      282     5500 SH       SOLE                     5500
General Electric               COM              369604103     1274    55100 SH       SOLE                    46800              8300
Genuine Parts                  COM              372460105      386     4950 SH       SOLE                     4950
Goldman Sachs Group            COM              38141G104      275     1870 SH       SOLE                     1770               100
Google, Inc.                   COM              38259p508     2219     2794 SH       SOLE                     2459               335
Harley Davidson                COM              412822108     1348    25291 SH       SOLE                    21290              4001
Helmerich & Payne              COM              423452101      358     5900 SH       SOLE                     5500               400
Home Depot                     COM              437076102     1553    22250 SH       SOLE                    21550               700
Int'l Business Machines        COM              459200101     1587     7440 SH       SOLE                     6765               675
International Speedway         COM              460335201      462    14140 SH       SOLE                    14140
Interpublic Group              COM              460690100      228    17500 SH       SOLE                    17500
J & J Snack Foods              COM              466032109      554     7200 SH       SOLE                     7200
JPMorgan Chase                 COM              46625H100      278     5850 SH       SOLE                     5250               600
Johnson & Johnson              COM              478160104     3734    45794 SH       SOLE                    42691              3103
Kaman Corp.                    COM              483548103      284     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      293     8978 SH       SOLE                     4975              4003
Kraft Foods Group              COM              50076q106      903    17531 SH       SOLE                    15882              1649
Laboratory Corp.               COM              50540R409      368     4075 SH       SOLE                     3925               150
Leucadia National              COM              527288104     1688    61525 SH       SOLE                    59225              2300
Liberty Media Corp.            COM              531229102      243     2175 SH       SOLE                     1975               200
Lindsay Corp.                  COM              535555106      265     3000 SH       SOLE                     3000
Loews Corp.                    COM              540424108      553    12555 SH       SOLE                    12555
Madison Square Garden          COM              55826p100      338     5875 SH       SOLE                     5875
Martin Marietta Matrls.        COM              573284106     1642    16092 SH       SOLE                    13741              2351
McDonalds Corp.                COM              580135101      597     5985 SH       SOLE                     5985
McGrath Rentcorp               COM              580589109      274     8800 SH       SOLE                     8800
Met-Pro Corp.                  COM              590876306      207    20000 SH       SOLE                    20000
Microsoft Corp.                COM              594918104     3729   130356 SH       SOLE                   120456              9900
Mohawk Industries              COM              608190104     5981    52875 SH       SOLE                    49975              2900
Mondelez Int'l                 COM              609207105     1616    52800 SH       SOLE                    47850              4950
National Oilwell Varco         COM              637071101      521     7360 SH       SOLE                     6985               375
Nestle Reg ADR                 COM              641069406     6676    92117 SH       SOLE                    90417              1700
Penn National                  COM              707569109      406     7450 SH       SOLE                     7450
Pfizer, Inc.                   COM              717081103      369    12800 SH       SOLE                      800             12000
Philip Morris Int'l Inc.       COM              718172109     1921    20725 SH       SOLE                    19850               875
PIMCO Total Return ETF         ETF              72201r775     1359 12381.661SH       SOLE                12106.661               275
Pool Corp.                     COM              73278L105      336     7000 SH       SOLE                     7000
Procter & Gamble               COM              742718109     1530    19855 SH       SOLE                    17680              2175
Progressive Corp.              COM              743315103     3672   145300 SH       SOLE                   120775             24525
Sirona Dental Systems          COM              82966c103     1242    16845 SH       SOLE                    16195               650
T J X Companies                COM              872540109     7843   167763 SH       SOLE                   152112             15651
Teledyne Technologies          COM              879360105      447     5700 SH       SOLE                     5700
Thor Industries                COM              885160101      465    12650 SH       SOLE                    12650
Tiffany & Company              COM              886547108     3299    47435 SH       SOLE                    44660              2775
Time Warner                    COM              887317303      640    11109 SH       SOLE                    11109
Travelers, Inc.                COM              89417E109     2115    25116 SH       SOLE                    24540               576
U.S. Bancorp                   COM              902973304      383    11300 SH       SOLE                    10550               750
USG Corp.                      COM              903293405      419    15850 SH       SOLE                    15000               850
United Health Group            COM              91324P102     1187    20742 SH       SOLE                    20040               702
Valeant Pharmaceuticals        COM              91911k102     2933    39100 SH       SOLE                    35900              3200
Vgd Emerging Mkts ETF          ETF              922042858      329     7675 SH       SOLE                     7575               100
Vgd Int'l Small Cap ETF        ETF              922042718      293     3100 SH       SOLE                     3100
Vgd I-T Corp Idx ETF           ETF              92206C870      261     2990 SH       SOLE                     2790               200
Vgd S-T Corp Idx ETF           ETF              92206C409      256     3190 SH       SOLE                     2890               300
Verizon Communications         COM              92343V104      437     8900 SH       SOLE                     8700               200
Wal-Mart Stores                COM              931142103     4715    63003 SH       SOLE                    58403              4600
Walgreen Co.                   COM              931422109     1325    27795 SH       SOLE                    24095              3700
Watts Water Tech.              COM              942749102      288     6000 SH       SOLE                     6000
WellPoint Inc.                 COM              94973v107      318     4800 SH       SOLE                     4550               250
Wells Fargo                    COM              949746101     3360    90856 SH       SOLE                    89656              1200
Western Union                  COM              959802109      315    20950 SH       SOLE                    20650               300
Whirlpool Corp.                COM              963320106      840     7090 SH       SOLE                     6740               350
Whole Foods Market             COM              966837106      340     3915 SH       SOLE                     3915